Non-controlling interests and redeemable non-controlling interests - Schedule of Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 5,013	$ 6,520
Net earnings (loss) attributable to NCI	(1,324)	(1,324)
Repurchase of non-controlling interest (notes 3, note 9(b))	(3,510)	0
Dividends and distributions declared	(179)	(183)
Closing balance	0	5,013
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	308,350	307,856
Net earnings (loss) attributable to NCI	0	25,922
Repurchase of non-controlling interest (notes 3, note 9(b))	(308,350)	0
Dividends and distributions declared	0	(25,428)
Closing balance	$ 0	$ 308,350